Long-Term Debt, net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

11.       Long-Term Debt, net

Long-term debt in the consolidated statement of financial position is analysed as follows:

Borrower	Principal	Deferred Finance costs	Amortised cost
(a) Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited	31,750	(447)	31,303

Total at December 31, 2021	31,750	(447)	31,303
Less: Current Portion	(5,000)	135	(4,865)
Long-Term Portion	26,750	(312)	26,438

Total at December 31, 2020	37,000	(448)	36,552
Less: Current Portion	(5,970)	305	(5,665)
Long-Term Portion	31,030	(143)	30,887

(a)	In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility was in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and is guaranteed by Globus. The loan facility bears interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility was referred to as EnTrust loan facility.

As at December 31, 2020, the Company was in compliance with the covenants of the EnTrust Loan Agreement.

In March 2021, the Company prepaid $6.0 million of the Entrust loan facility, which represented all amounts that would otherwise come due during calendar year 2021 and on May 10, 2021, the Company fully prepaid the balance of the EnTrust Loan facility.

(b)	In November 2018, Globus Maritime Limited entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs. The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date on October 31, 2021, as amended. The Company had the right to draw-down any amount of up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount could be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 3.5% per annum until December 31, 2020, and thereafter at 7% per annum and no commitment fee was charged on the amounts remaining available and undrawn. Interest was payable the last day of a period of three months after the draw-down date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest was charged.

Globus also had the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price would equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equaled the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or (ii) Two hundred eighty US Dollars ($280).

As per the conversion clause included in the Firment Shipping Credit Facility, the Company had recognized this agreement as a hybrid financial instrument which included an embedded derivative. This embedded derivative component was separated from the non-derivative host. The derivative component was shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the income statement component of the consolidated statement of comprehensive income/(loss). For the year ended December 31, 2020, the amount drawn and outstanding with respect to Firment Shipping Credit Facility was nil.

On April 23, 2019, the Company converted to share capital, as per the conversion clause included in the Firment Shipping Credit Facility the outstanding principal amount of $3,100 plus the accrued interest of $70 at a conversion price of $280 per share and issued 11,322 new common shares, par value $0.004 per share, on behalf of Firment Shipping Inc. This conversion resulted to a gain of approximately $117, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss).

11.       Long-Term Debt, net (continued)

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863. The Company recognized a gain on this derivative financial instrument amounting to $220, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss).

As at December 31, 2020, there was an amount of $14,200, available to be drawn under the Firment Shipping Credit Facility, as amended and restated on May 8, 2020. The Amended and Restated Agreement converted the existing Revolving Credit Facility to a Term Credit Facility and extended the maturity date to October 31, 2021. The facility with Firment Shipping Inc. expired on October 31, 2021.

The Firment Shipping Credit Facility required that Athanasios Feidakis remained Chief Executive Officer and that Firment Shipping maintained at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares. In connection with the public offering on June 22, 2020 and the registered direct offering on June 30, 2020, July 21, 2020, December 7, 2020, January 27, 2021, February 12, 2021 and June 25, 2021 (collectively, the “Filings”), the Company obtained waivers from Firment Shipping Inc. The waivers consented to the Company making the Filings and waived the requirement to maintain at least a 40% shareholding in Globus as a result of the issuance of common shares and warrants.

As at December 31, 2020, the Company was in compliance with the loan covenants of the Firment Shipping Credit Facility.

(c)	On March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued, in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that is convertible into shares of the Company’s common stock, par value $0.004 per share. The Convertible Note provided for interest to accrue at 10% annually, which interest would originally be paid on the first anniversary of the Convertible Note’s issuance unless the Convertible Note was converted or redeemed pursuant to its terms beforehand. The interest could be paid in common shares of the Company, if certain conditions described within the Convertible Note were met.

With respect to the Convertible Note, the Company also signed a registration rights agreement with the private investor pursuant to which it agreed to register for resale the shares that could be issued pursuant to the Convertible Note. The registration rights agreement contained liquidated damages if the Company was unable to register for resale the shares into which the Convertible Note could be converted and maintain such registration.

On March 13, 2020, Company and the holder of the Convertible Note entered into a waiver regarding the Convertible Note (the “Waiver”). The Waiver waived the Company’s obligation to repay the Convertible Note on the existing maturity date of March 13, 2020 and did not require the Company to repay the Convertible Note until March 13, 2021.

As per the conversion clause included in the Convertible Note, the Company had recognized this agreement as a hybrid financial instrument which included an embedded derivative. This embedded derivative component was separated from the non-derivative host. The derivative component was shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the income statement component of the consolidated statement of comprehensive income/(loss). The initial amount drawn with respect to the Convertible Note was $5,000. The non-derivative host and the derivative component that was initially recognized amounted to $1,783 and $3,217, respectively.

For the year ended December 31, 2019, the Company recognized a gain on this derivative financial instrument amounting to $1,815, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss).

Further to the conversion clause included into the Convertible Note for the year ended December 31, 2020, a total amount of approximately $1,168, principal and accrued interest, was converted to share capital at the conversion price of $100 per share and a total number of 11,678 new shares, par value $0.004 per share, were issued in name of the holder of the Convertible Note. The Company recognized a loss on this derivative financial instrument amounting to $1,343, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss).

11.       Long-Term Debt, net (continued)

On May 8, 2020, the holder of the Convertible Note waived certain rights and temporarily reduced, until August 31, 2020, the amount the noteholder would receive upon a redemption of the Convertible Note at the Company’s option, such that the Convertible Note could have been redeemed at the Company’s option by paying the greater of (i) the aggregate amounts then outstanding pursuant to the Convertible Note (rather than 120% of such amounts) and (ii) the product of (x) the number of shares issuable upon a conversion of the Convertible Note (with respect to the amount being redeemed at the time) multiplied by (y) the greatest closing sale price of the Company’s common shares on any trading day between the date immediately preceding the first such redemption at the Company’s option and the trading day immediately prior to the final Company payment under the Convertible Note. The foregoing was subject to the Company’s redemption of all or part of the Convertible Note in cash with an amount equal to the lesser of (a) the aggregate amounts then outstanding pursuant to the Convertible Note and (b) 25% of the net proceeds of any public offering of its securities that close before August 31, 2020.

On June 25, 2020, the Company repaid the total outstanding principal and interest of the Convertible Note amounting to $2,528. The Company recognized a loss on this derivative financial instrument amounting to $1,343, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss).

(d)	In May 2021, Globus Maritime Limited entered into a term loan facility with CIT Bank, N.A., relating to the refinancing of the Company’s ships, the River Globe, Sky Globe, Star Globe, Moon Globe, Sun Globe, and Galaxy Globe. The borrowers under the CIT Loan Facility are Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited and the CIT Loan Facility is guaranteed by Globus Maritime Limited.

The loan agreement was for the lesser of $34,250 and 52.5% of the aggregate market value of our ships. The Company drew an aggregate of $34,250 at closing and used a significant portion of the proceeds to fully repay the amounts outstanding under the loan agreement with EnTrust. The Company also entered into a swap agreement with respect to LIBOR. The Company paid CIT Bank an upfront fee in the amount of 1.25% of the total commitment of the loan.

The CIT Loan Facility consists of six tranches, which shall be repaid in 20 consecutive quarterly instalments with each instalment in an aggregate amount of $1.25 million as well as a balloon payment in an aggregate amount of $9.25 million due together with the 20th and final instalment due in August 2026.

The CIT Loan Facility bears interest at LIBOR plus 3.75% (or 5.75% default interest). Following any permanent or indefinite cessation of any tenor for LIBOR used for purposes of the CIT Loan (or earlier based on market conditions as notified by CIT Bank), LIBOR shall be replaced with SOFR as the benchmark rate, subject to certain exceptions.

The CIT Loan Facility may be prepaid. If the prepayment occurs on or before May 10, 2022, the prepayment fee is 2% of the amount prepaid, subject to certain exceptions. If the prepayment occurs on or before May 10, 2023 but after May 10, 2022, the prepayment fee is 1% of the amount prepaid, subject to certain exceptions. The Company cannot reborrow any amount of the CIT Loan that is prepaid or repaid.

The CIT Loan Facility is secured by:

•	First preferred mortgage over m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe.
•	Guarantee from Globus Maritime Limited and joint liability of the six vessel owning companies (each of which is a borrower under the CIT Loan Facility).
•	Shares pledges respecting each borrower.
•	Pledges of bank accounts, a pledge of each borrower’s rights under any interest rate hedging agreement in respect of the CIT Loan Facility, a general assignment over each ship's earnings, insurances and any requisition compensation in relation to that ship, and an assignment of the rights of Globus with respect to any indebtedness owed to it by the borrowers.

We are not permitted, without the written consent of CIT, to enter into a charter the duration of which exceeds or is capable of exceeding, by virtue of any optional extensions, 12 months.

The CIT Loan Facility contains various covenants requiring the vessels owning companies and/or Globus Maritime Limited to, among other things, ensure that:

11.       Long-Term Debt, net (continued)

-	The borrowers, must maintain a minimum liquidity at all times of not less than $500 for each mortgaged ship.

-	For the first 18 months of the utilization of the loan, a minimum loan to value ratio of 75% and thereafter 70%.

-	Each borrower must maintain in its earnings account $150 in respect of each ship then subject to a mortgage.

-	Globus Maritime Limited must maintain cash in an amount of not less than $150 for each ship that it owns that is not subject to a mortgage as part of the CIT Loan.

-	Globus Maritime Limited must have a maximum leverage ratio of 0.75:1.00.

-	If Globus Maritime Limited pays a dividend, subject to certain exceptions, then the debt service coverage ratio (i.e., aggregate EBITDA of Globus Maritime Limited for any period to the debt service for such period) after such dividend and for the remain of the CIT Loan Facility shall be at least 1.15:1.00.

Each borrower must create a reserve fund in the reserve account to meet the anticipated dry docking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, such that $1.2 million is set aside by each borrower for its ship’s special survey, except for Serena Maritime Limited, who is required to set aside quarterly payments that aggregate to $900.

No borrower shall incur or permit to be outstanding any financial indebtedness except “Permitted Financial Indebtedness.”

“Permitted Financial Indebtedness” means:

(a) any financial indebtedness incurred under the finance documents;

(b) the indebtedness under the EnTrust loan, which has been repaid;

(c) any financial indebtedness (including permitted inter-company loans) that is subordinated to all financial indebtedness incurred under the finance documents pursuant to a subordination agreement or, in the case of any permitted inter-company loans pursuant to the CIT Loan Facility or otherwise and which is, in the case of any such financial indebtedness of a borrower (other than financial indebtedness arising out of any permitted inter-company loan), the subject of subordinated debt security; and

(d) in relation to a ship, any trade debt on arm's length commercial terms reasonably incurred in the ordinary course of owning, operating, trading, chartering, maintaining and repairing that ship, which, (i) until 90 days from May 10, 2021 does not exceed $500 (or the equivalent in any other currency) in aggregate in respect of that ship and remains unpaid; and (ii) on and from the date falling after 90 days from May 10, 2021 is (x) up to $50 (or the equivalent in any other currency) in aggregate in respect of that ship and does not remain unpaid for more than 90 days of (A) its due date or (B) in the case where the borrower owning that ship has not received the relevant invoice, the date on which that borrower becomes aware that the invoice is due and remains outstanding; and (y) is more than $50 and does not exceed $500 (or the equivalent in any other currency) in aggregate in respect of that ship and does not remain unpaid for more than 30 days of (A) its due date or (B) in the case where the borrower owning that ship has not received the relevant invoice, the date on which that borrower becomes aware that the invoice is due and remains outstanding.

Globus Maritime Limited is prohibited from making dividends (other than up to $500 annually on or in respect of its preferred share) in cash or redeem or repurchase its shares unless there is no event of default under the CIT Loan Facility, the net loan to value ratio is less than 60% before the making of the dividend and Globus Maritime Limited is in compliance with the debt service coverage ratio, and Globus Maritime Limited must prepay the CIT Loan Facility in an equal amount of the dividend.

The CIT Loan Facility also prohibits certain changes of control, including, among other things, the delisting of Globus from the Nasdaq or another internationally recognized stock exchange, or the acquisition by any person or group of persons (acting in concert) of a majority of the shareholder voting rights or the ability to appoint a majority of board members or to give directions with respect to the operating and financial policies of Globus Maritime Limited with which the directors are obliged to comply, other than those persons disclosed to CIT Bank on or around the date of the CIT Loan Facility and their affiliates and immediate family members.

The Company was in compliance with the covenants of the CIT Loan Facility as at December 31, 2021.

11.       Long-Term Debt, net (continued)

The contractual annual loan principal payments per lender to be made subsequent to December 31, 2021, were as follows:

December 31,	CIT Bank N.A.
2022	5,000
2023	5,000
2024	5,000
2025	5,000
2026 and thereafter	11,750
Total	31,750

The contractual annual loan principal payments per lender to be made subsequent to December 31, 2020, were as follows:

December 31,	EnTrust
2021	5,970
2022	31,030
2023 and thereafter	—
Total	37,000

The weighted average interest rate for the years ended December 31, 2021 and 2020, was 5.69% and 9.44%, respectively.